Stock-Based Compensation - Restricted Stock Units (RSUs) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Vested	4,407
Weighted Average Grant Date Fair Value
Vested	$ 0.12
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested at Beginning	1,481,122	34,731	111,413
Granted		1,487,689
Vested	436,511	30,324	76,682
Forfeited			(10,974)
Unvested at End	1,040,204	1,481,122	34,731
Weighted Average Grant Date Fair Value
Unvested at Beginning	$ 0.33	$ 0.1	$ 0.09
Granted		0.33
Vested	0.33	0.1	0.08
Forfeited			0.33
Unvested at End	$ 0.33	$ 0.33	$ 0.1
RENEO PHARMACEUTICALS INC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Vested	334,861	322,834
Weighted Average Grant Date Fair Value
Vested	$ 50.38	$ 49.14
RENEO PHARMACEUTICALS INC [Member] | Equity Incentive Plan 2021 [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested at Beginning	32,650	32,950
Granted		13,700
Cancelled	(1,500)	(14,000)
Unvested at End	31,150	32,650	32,950
Weighted Average Grant Date Fair Value
Unvested at Beginning	$ 58.98	$ 56.7
Granted		58.19
Cancelled	69.79	53.54
Unvested at End	$ 58.46	$ 58.98	$ 56.7